Summary of Significant Accounting Policies (Details)	6 Months Ended				12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Insurance limit	$ 72,000	¥ 500,000
Provision for inventory	$ 61,913				$ 18,058
Estimated residual value	5.00%	5.00%
Lease obligations			$ 55,374
Government subsidies			2,886
Value added tax, percentage	13.00%	13.00%
Deposit insurance	$ 72,000	¥ 500,000
Bank deposit	1,381,249
Insurance coverage	846,822.79	6,035,136.63			$ 771,286	¥ 5,462,789
Costs of revenues (in Yuan Renminbi)	2,994,601		2,104,452
Operating expenses (in Yuan Renminbi)	1,926,626		$ 880,193
Employee Social Benefits [Member]
Summary of Significant Accounting Policies [Line Items]
Costs of revenues (in Yuan Renminbi) | ¥		¥ 707,156
Operating expenses (in Yuan Renminbi) | ¥				¥ 442,994
Mingteng International [Member]
Summary of Significant Accounting Policies [Line Items]
Bank deposit	$ 367,948
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Lease term percentage	75.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Lease term percentage	90.00%